Income Taxes - Summary of Reconciliation of Taxes at PRC Statutory Rate to Provision for (Benefit From) Income Taxes for Prior Period (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before income tax	¥ 29,726	$ 4,333	¥ 95	¥ 3,876
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax expense with statutory income tax rate	¥ 7,432	$ 1,084	¥ 24	¥ 969
Effect of preferential tax rate	(3,756)	(548)	(24)	1,589
Effect of non-taxable income				(1,085)
Effect of different tax rates in other jurisdictions			(2,350)	(698)
Effect of changes in tax rates			2,262	(581)
Effect of expired NOL			235
Changes in valuation allowance	3,186	464	(9,228)	4,667
Effect of true-up on NOL	¥ (702)	$ (102)	403	(4,574)
Effect of deregistration of subsidiaries			9,279
Effect of non-deductible expenses			121	814
Income tax expense			¥ 722	¥ 1,101